Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	Year Ended June 30,
	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforward	$18,607	$12,737
Accrued expenses	5,861	4,387
Stock compensation expense	4,927	3,479
Property and equipment	—	2,926
Reserves	3,101	2,759
Federal tax credits	2,558	2,078
Other assets	1,805	478
Tax basis intangibles	794	—
Deferred rent	873	373
Deferred revenue	552	67
Charitable contributions carryforward	2	80

Total deferred tax assets	39,080	29,364

Deferred tax liabilities:
Capitalized software and website development costs	(9,249)	(7,497)
Property and equipment	(5,401)	—
Purchased intangibles	(9,751)	—
Capitalized curriculum development	(11,836)	(6,980)
Returned materials	(3,338)	(2,532)
Investment in Middlebury Interactive Languages	(1,018)	(951)

Total deferred tax liabilities	(40,593)	(17,960)

Deferred tax (liability) asset	(1,513)	11,404
Valuation allowance	(916)	(820)

Net deferred tax (liability) asset	$(2,429)	$10,584

Reported as:
Current deferred tax assets	$7,175	$4,672
Deferred tax assets (net of current portion)	$—	$5,912
Deferred tax liability (net of current portion)	(9,604)	—

Net deferred tax (liability) asset	$(2,429)	$10,584

Schedule Of Components Of Income Tax Expense

	Year Ended June 30,
	2011	2010	2009
Current:
Federal	$3,935	$3,540	$6,413
State	1,267	1,629	610
Foreign	170	—	19

Total current	5,372	5,169	7,042
Deferred:
Federal	5,539	7,610	2,421
State	431	470	165

Total deferred	5,970	8,080	2,586

Total income tax expense	$11,342	$13,249	$9,628

Schedule Of Income Tax Rate Reconciliation

	Year Ended June 30,
	2011	2010	2009
U.S. federal tax at statutory rates	35.0%	35.0%	35.0%
Permanent items	1.6	0.2	1.2
Lobbying	3.6	3.1	4.8
State taxes, net of federal benefit	4.4	4.0	3.9
Transaction costs	5.9	—	—
Research and development tax credits	(2.5)	(4.3)	—
Other	1.3	0.8	0.2

Provision for income taxes	49.3%	38.8%	45.1%

Schedule Of Unrecognized Tax Benefits

	Year Ended June 30,
	2011	2010
Balance at beginning of the year	$261	$—
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40

Balance at end of the year	$817	$261